Severance Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Severance Expenses [Abstract]
Severance Expenses

8. Severance Expenses

During the three and nine months ended September 30, 2011 and 2010, the Company terminated the employment of certain employees and eliminated their positions. During the three months ended March 31, 2010, the Company also extended a voluntary early retirement option to certain salaried employees and a voluntary separation option to certain hourly employees at one of its consumer food and specialty packaging segment facilities. In connection with these terminations, the Company recorded employee termination costs of approximately $646,000 and $292,000 for the three months ended September 30, 2011 and 2010, respectively, and approximately $1.1 million and $2.5 million for the nine months ended September 30, 2011 and 2010, respectively. The amounts were included in "Selling, general and administrative expenses" in the consolidated statements of operations. Approximately $419,000 in severance was accrued at December 31, 2010. Of these amounts, the Company paid approximately $1.0 million through September 30, 2011, and approximately $485,000 remained accrued for employee termination benefits at September 30, 2011, which the Company expects will primarily be paid in 2011.

7. Severance Expenses and Exit and Disposal Activities

Severance Expenses

During the years ended December 31, 2010, 2009 and 2008, the Company terminated certain employees and eliminated their positions. During 2010 and 2009, the Company also extended a voluntary early retirement option to certain salaried employees and a voluntary separation option to certain hourly employees at one of its consumer food and specialty packaging segment facilities. In connection with these terminations the Company recorded employee termination costs of approximately $2.7 million, $3.1 million (excluding severance costs associated with the closure of a facility discussed below) and $2.0 million for the years ended December 31, 2010, 2009 and 2008, respectively, which were included in "Selling, general and administrative expenses" in the consolidated statements of operations. Of the approximately $2.0 million in severance accrued at December 31, 2009 and approximately $2.7 million in costs incurred in 2010, the Company paid approximately $4.3 million through December 31, 2010, so that approximately $419,000 remained accrued for employee termination benefits at December 31, 2010, which will be paid in 2011.

Exit and Disposal Activities

In accordance with FASB guidance related to accounting for costs associated with exit and disposal activities, the Company recognizes a liability for exit or disposal activities when the related costs are incurred.

During the year ended December 31, 2008, the Company consolidated the operations of one of its Canadian consumer food and specialty packaging facilities from two buildings into one building. In conjunction with the consolidation and subsequent sublease of the building to a third party, the Company recorded a discounted lease obligation of approximately $567,000 during the year ended December 31, 2008. This charge is reflected in "Selling, general and administrative expenses" in the consolidated statement of operations for the year ended December 31, 2008. There were no exit costs incurred related to this facility during the years ended December 31, 2010 or 2009. The Company remains obligated to make payments under a facility lease through August 2015 and, in April 2009, the Company began receiving sublease income to help mitigate the cost of the remaining lease obligation. The remaining lease obligation related to this facility of approximately $416,000 is reflected in the consolidated balance sheet as of December 31, 2010.

During the year ended December 31, 2007, the Company ceased using a significant portion of one of its leased Canadian consumer food and specialty packaging facilities and recorded a charge to pre-tax earnings of approximately $699,000 for the pro-rata portion of the remaining lease payments to be made through the lease term ending December 2009 for the unused area of the facility. The Company did not renew the lease on this facility upon its expiration in December of 2009 and there was no remaining lease obligation related to this facility as of December 31, 2009. During the year ended December 31, 2009, the Company recorded $831,000 in closure costs, of which $378,000 was recorded in the fourth quarter, including $404,000 in severance costs related to the closure of this facility and this charge is reflected in "Selling, general and administrative expenses" in the consolidated statement of operations for the year ended December 31, 2009. There were no exit costs incurred related to this facility during the year ended December 31, 2010. There was no remaining severance liability related to this closed facility as of December 31, 2010.